CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Revenue
Net earned premium	$ 10.5	$ 65.0
Ceding commission income	7.0	7.4
Net investment income	0.2	1.3
Commission and other income	0.1	0.2
Total revenue	17.8	73.9
Expense
Loss and loss adjustment expense, net	6.7	45.4
Other insurance expense	3.5	10.8
Sales and marketing	22.2	57.5
Technology development	5.3	13.0
General and administrative	10.6	34.6
Total expense	48.3	161.3
Loss before income taxes	(30.5)	(87.4)
Income tax expense	0.4	1.0
Net loss	(30.9)	(88.4)
Other comprehensive income, net of tax
Unrealized gain (loss) on investments	0.4	0.6
Comprehensive loss	$ (30.5)	$ (87.8)
Per Share Data:
Net loss per share attributable to common stockholders - basic and diluted	$ (0.57)	$ (3.41)
Weighted average common shares outstanding - basic and diluted	53,997,315	25,935,362